UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tokum Capital Management, LP
Address: 1185 Avenue of the Americas, 32nd Floor
         New York, NY  10036

13F File Number:  028-12830

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sullivan
Title:     Chief Financial Officer
Phone:     212.616.4431

Signature, Place, and Date of Signing:

      /s/  Michael Sullivan     New York, NY     November 13, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $154,899 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM              015351109      934   155600 SH  CALL SOLE                        0        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109      263   184400 SH  PUT  SOLE                   184400        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109     7264   184484 SH       SOLE                   184484        0        0
AMEDISYS INC                   COM              023436108     2652    54443 SH       SOLE                    54443        0        0
AMERIGROUP CORP                COM              03073T102    11464   454214 SH       SOLE                   454214        0        0
AMGEN INC                      COM              031162100     2684    45322 SH       SOLE                    45322        0        0
AMYLIN PHARMACEUTICALS INC     COM              032346108      884   235700 SH  PUT  SOLE                   235700        0        0
BIO RAD LABS INC               CL A             090572207     7828    78969 SH       SOLE                    78969        0        0
BIOVAIL CORP                   COM              09067J109     1271   130101 SH       SOLE                   130101        0        0
BOSTON SCIENTIFIC CORP         COM              101137107     8108   660740 SH       SOLE                   660740        0        0
CELGENE CORP                   COM              151020104      127   252500 SH  PUT  SOLE                   252500        0        0
CELGENE CORP                   COM              151020104    15978   252500 SH       SOLE                   252500        0        0
CHARLES RIV LABS INTL INC      COM              159864107     6670   120133 SH       SOLE                   120133        0        0
DENDREON CORP                  COM              24823Q107      279   499200 SH  PUT  SOLE                   499200        0        0
ELAN PLC                       ADR              284131208       78   120200 SH  PUT  SOLE                   120200        0        0
EXPRESS SCRIPTS INC            COM              302182100      757   244300 SH  PUT  SOLE                   244300        0        0
GENZYME CORP                   COM              372917104      220    75200 SH  CALL SOLE                        0        0        0
HEALTHSOUTH CORP               COM NEW          421924309    16681   905089 SH       SOLE                   905089        0        0
HEALTHSPRING INC               COM              42224N101    10817   511138 SH       SOLE                   511138        0        0
HOLOGIC INC                    COM              436440101     5607   290061 SH       SOLE                   290061        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204      462    63926 SH       SOLE                    63926        0        0
INVERNESS MED INNOVATIONS IN   COM              46126P106    13340   444645 SH       SOLE                   444645        0        0
INVITROGEN CORP                COM              46185R100     2337    61877 SH       SOLE                    61877        0        0
MEDIVATION INC                 COM              58501N101     1946    73549 SH       SOLE                    73549        0        0
MEDIVATION INC                 COM              58501N101       29    74500 SH  CALL SOLE                        0        0        0
MERCK & CO INC                 COM              589331107     7800   247164 SH       SOLE                   247164        0        0
MYRIAD GENETICS INC            COM              62855J104        5   214400 SH  PUT  SOLE                   214400        0        0
NXSTAGE MEDICAL INC            COM              67072V103      729   172848 SH       SOLE                   172848        0        0
PERRIGO CO                     COM              714290103     2596    67495 SH       SOLE                    67495        0        0
PHC INC MASS                   CL A             693315103      698   293384 SH       SOLE                   293384        0        0
PSYCHIATRIC SOLUTIONS INC      COM              74439H108    13566   357474 SH       SOLE                   357474        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     7156    67938 SH       SOLE                    67938        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102      775   294200 SH  CALL SOLE                        0        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102      352    70400 SH  PUT  SOLE                    70400        0        0
UNIVERSAL AMERICAN CORP        COM              913377107     1187    97398 SH       SOLE                    97398        0        0
WATSON PHARMACEUTICALS INC     COM              942683103     1355    47532 SH       SOLE                    47532        0        0